Commitments and Contingencies (Details) - Schedule of future minimum payments under these operating lease agreements $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of future minimum payments under these operating lease agreements [Abstract]
2021	$ 5,004
2022	2,881
2023	1,958
2024	1,016
Thereafter	$ 1,430